Share capital and contributed surplus - Issued and outstanding (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of number of shares outstanding [abstract]
Options exercised (in shares)	60,000	60,000
Beginning balance	$ 415,853	$ 336,835
Ending balance	400,792	415,853
Common shares
Reconciliation of number of shares outstanding [abstract]
Dividend reinvestment	$ 419	$ 1,138
Issued capital | Preference Variable Voting Shares
Disclosure of classes of share capital [line items]
Number of shares issued	100,000,000	100,000,000
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	100,000,000
Number of shares outstanding at end of period (in shares)	100,000,000	100,000,000
Beginning balance	$ 0
Ending balance	$ 0	$ 0
Issued capital | Common shares
Disclosure of classes of share capital [line items]
Number of shares issued	134,061,548	133,774,729	123,982,312
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	134,061,548.000	133,774,729
Dividend reinvestment (in shares)	108,180	195,319
Shares issued pursuant to the ESPP (in shares)	43,496	31,500
Options exercised (in shares)	60,000	60,000
Number of shares outstanding at end of period (in shares)	134,293,890	134,061,548.000
Beginning balance	$ 304,320	$ 302,828
Shares issued pursuant to the ESPP	199	205
Stock options exercised	160	149
Ending balance	$ 305,167	$ 304,320
Contributed surplus
Disclosure of classes of share capital [line items]
Number of shares issued	9,158,190	7,137,125	6,353,750
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ 26,310	$ 20,488
Ending balance	$ 29,060	$ 26,310
Performance Share Units (PSU)
Reconciliation of number of shares outstanding [abstract]
PSUs settled (in shares)	20,666
Performance Share Units (PSU) | Common shares
Reconciliation of number of shares outstanding [abstract]
PSUs settled (in shares)	20,666	0
PSU's settled	$ 69	$ 0